Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Unrealized gain on securities available for sale, income tax benefit	$ 509,409	$ 1,392,906	$ 62,443	$ 15,458
Tax benefit from stock options exercised	$ 2,430	$ 5,238	$ 13,630
Common stock cash dividend, per share	$ 0.12	$ 0.13	$ 0.12	$ 0.12